Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000138167 | FR_487836108
Holdings [Line Items]
Percent of Total Investments	0.70%
C000138167 | FR_539830109
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138167 | FR_110122108
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138167 | FR_92939U106
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138167 | FR_001055102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138167 | FR_G0250X107
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138167 | FR_75513E101
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138167 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138167 | FR_086516101
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138167 | FR_457187102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138167 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000138167 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000138167 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000138167 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000138167 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000138167 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000138167 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000138167 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000138167 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000138167 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000138167 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000138166 | FR_487836108
Holdings [Line Items]
Percent of Total Investments	0.70%
C000138166 | FR_539830109
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138166 | FR_110122108
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138166 | FR_92939U106
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138166 | FR_001055102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138166 | FR_G0250X107
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138166 | FR_75513E101
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138166 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138166 | FR_086516101
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138166 | FR_457187102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000138166 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000138166 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000138166 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000138166 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000138166 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000138166 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000138166 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000138166 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000138166 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000138166 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000138166 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.00%